EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator for basic and diluted net earnings (loss) per share:
Net income (loss)	$ (7,493)	$ (8,659)	$ 18,569
Weighted average shares outstanding, net of treasury stock:
Denominator for basic net earnings (loss) per share	43,475,844	43,868,221	45,895,321
Effect of dilutive securities:
Employee stock options			843,283
Denominator for diluted net earnings (loss) per share	43,475,844	43,868,221	46,738,604
Basic net earnings (loss) per share	$ (0.17)	$ (0.20)	$ 0.40
Diluted net earnings per (loss) share	$ (0.17)	$ (0.20)	$ 0.40